J. & W. Seligman & Co.
                               Incorporated



                                        June 3, 1999


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:      Seligman Value Fund Series, Inc. (the "Fund")
         Post-Effective Amendment No. 7
         File No. 333-20621 and 811-08031

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) does not differ from that contained in Post-Effective Amendment No. 7 to the Fund's Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on May 28, 1999.

         If you have any questions, please do not hesitate to call me at
(212) 850-1375.


                                              Very truly yours,



                                             /s/Jennifer G. Muzzey
                                                Jennifer G. Muzzey
                                                Legal Assistant
                                                Law & Regulation

JGM/jgm


                100 Park Avenue New York, NY 10017 (212) 850-1864